Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (2,277,116)	$ (2,277,116)	$ 343,156
Adjustments to reconcile net loss to net cash used in operating activities:
Stock Based Compensation & Settlement Expense		2,107,692
Depreciation of fixed assets		64,008	62,400
Amortization of intangible assets		7,326	6,491
Amortization of loan costs		155,474	164,457
Settlement of Accounts Payable		(388,199)
Allowance for inventory obsolescence			(88,584)	$ 88,600
Changes in operating assets and liabilities:
Receivables		884,240	(257,934)
Inventories		5,220,684	(3,429,637)
Advances to affiliated supplier		(1,139,619)	981,972
Other current assets		9,068	70,370
Other assets			(23,071)
Accounts payable and accruals		(1,001,820)	(905,564)
Net cash provided by (used) in operating activities		3,641,738	(3,075,944)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of fixed assets		(26,681)	(33,491)
Net cash used in investing activities		(26,681)	(33,491)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Preferred Stock Offering		725,000
Proceeds from working capital lines of credit		32,503,116	39,080,437
Repayments of working capital lines of credit		(36,408,541)	(36,568,702)
Principal payments of long-term debt		(37,659)	(33,090)
Proceeds from stockholder notes payable - Subordinated			500,000
Payments of Loan costs		(70,000)	(115,000)
Net cash provided by (used) in financing activities		(3,288,084)	2,863,645
Effect of exchange rate changes on cash		(38,622)	56,010
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH		288,351	(189,780)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD		58,875	248,655
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - END OF PERIOD	347,226	347,226	58,875	$ 248,655
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY
Series A 8% Dividend issued in Common Stock		16,328
Reverse Merger Recapitalization	$ (2,400)	2,400
Supplemental Disclosure of Cash Flow Information
Cash paid for interest		$ 995,088	$ 969,483